Income Taxes (Tables)	8 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Pre-Tax Book Income/(Loss)	Pre-Tax book income/(loss) has been recorded in the following jurisdictions:
	Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
US	(1,060,918)	(5,465,040)	(5,411,896)
Foreign	13,945	12,657	19,884
Total pre-tax income/(loss)	$(1,046,973)	$(5,452,383)	$(5,392,012)

Schedule of Components of the provision (benefit) for income taxes	The components of the provision (benefit) for income taxes are as follows for the years ended December 31, 2023, April 30, 2023, and April 30, 2022:
Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
Current:
Federal	$166,478	$-	$-
State	37,808	-	-
Foreign	-	-	-
	204,286	-	-
Deferred:
Federal	-	-	-
State	-	-	-
Foreign	-	-	-
	-	-	-
Total income tax provision	$204,286	$-	$-

Schedule of Reconciliation of the Income Tax Provision (Benefit)	The following table presents a reconciliation of the income tax provision (benefit) computed at the statutory federal rate and the Company’s income tax provision (benefit) for the periods presented:
	Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
U.S. federal taxes at statutory rate	$(219,962)	$(1,145,153)	$(1,129,668)
State tax (net of federal benefit)	37,808	-	-
Foreign Taxes	-	-	-
Regulation-A Costs	24,556	368,830	-
Stock Registration Expenses	946,768	-	-
Non-Controlling Interest	98	152	(2,655)
Other Permanent Differences	1,979	19,101	85,182
Other	-	-	-
Change in valuation allowance	(586,961)	757,070	1,047,140
Total	$204,286	$-	$-

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
Deferred tax assets:
Net operating loss carryforwards	$2,559,749	$3,238,595	$599,075
Charitable Contributions	-	1,483	-
Section 174 Capitalization	418,028	406,010	51,017
Property and equipment	-	-	505
Gross deferred tax assets	2,977,777	3,646,087	650,597
Valuation allowance	(2,523,225)	(1,592,835)	(524,891)
Net deferred tax assets	$454,552	$2,053,252	$125,706
Deferred tax liabilities
Property and equipment	$(6,285)	$(946)	$-
Intangibles	(448,267)	(2,052,306)	(125,706)
Gross deferred tax liabilities	(454,552)	(2,053,252)	(125,706)
Net deferred tax liabilities	(454,552)	(2,053,252)	(125,706)
Net deferred taxes	$-	$-	$-